SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSE (Details) - Streamex Exchange Corporation [Member] - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Accounts payable	$ 355,507	$ 284,561
Accounts payable	253,379	284,561
Accrued liabilities	102,128
Accounts payable & Accrued liabilities	$ 355,507	$ 284,561